Subsequent Events	9 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent events

16.    Subsequent events

A series of amendments were made to the Credit Facility on July 5, 2024, July 26 and August 5, 2024. These amendments modify the existing terms in order to

(i)      reduce gradually the Available Cash requirement from $5.0 million at all times after the DE-SPAC date to $250,000 until August 14, 2024;

(ii)     $1,0 million at all times from August 15, 2024 until the earlier of the date of disbursement of an equity investment by the Company for a minimum gross proceeds amount of US$35,0 million (the “Short-Term Outside Date”) and November 15, 2024,

(iii)    $5,0 million at all times after the earlier of the Short-Term Outside Date and November 15, 2024.

Furthermore, the payments of interest for the month of July 2024 to October 2024 are postponed to the earlier of the Short-Term Outside date and November 15, 2024.

The Company must pay a monthly fee of $125,000 per month starting July 5th, 2024 until the Short-Term Outside Date. The payment of the monthly fees applicable for the month of August 2024 and for the months up until (and including) the earlier of (i) the Short-Term Outside Date and (ii) November 15, 2024 will be due at the earlier date of (i) the Short-Term Outside Date and (ii) November 15, 2024. Following the Short-Term Outside Date and until the Borrower provides Desjardins with a recapitalization plan in form and substance satisfactory to Desjardins, a monthly fee in the amount of $75,000 will be earned and payable on the first day of each month.

On August 14, 2024 LeddarTech announced that it had reached an agreement in principle with several of its principal shareholders and its principal lender pursuant to which such parties would fund the Company with an aggregate of US$9.0 million in bridge debt financing in order to meet the Company’s near-term obligations (the “Bridge Financing”) while the Company continues to progress its discussions, including with certain potential strategic investors, to secure US$35.0 million or more in an additional equity capital (the “Equity Financing”).

The Bridge Financing would be comprised of two tranches, with the first tranche in the amount of US$6.0 million to be funded on or about August 19, 2024, and the second tranche in the amount of US$3.0 million to be funded on or about October 15, 2024. The second tranche of the Bridge Financing would be conditioned on, among other things, receipt by the Company, not later than October 14, 2024, of satisfactory evidence of investor participation in the Equity Financing. The Bridge Financing would mature on November 15, 2024.

Although the parties have reached agreement in principle, the Bridge Financing transaction is subject to finalization and execution of definitive agreements by the relevant parties. There can be no assurance that the parties will agree on the terms to be included in such definitive agreements, that the lenders will invest the full US$6.0 million in the first tranche of the Bridge Financing, that the conditions to the second tranche of the Bridge Financing will be satisfied, or that the Company will be successful in raising any amount at all in the Bridge Financing transaction. Moreover, there can be no assurance that the Company will successfully complete the Equity Financing transaction in the amounts contemplated by the Bridge Financing, or raise any capital in the Equity Financing transaction at all.

In order to allow sufficient time to finalize the definitive documents in connection with the Bridge Financing described above, the Company also has entered into a Twelfth Amending Agreement (the “Amendment and Waiver”) with Fédération des caisses Desjardins du Québec (“Desjardins”) with respect to the Amended and Restated Financing Offer dated as of April 5, 2023 (as amended, the “Desjardins Credit Facility”). Pursuant to previous amendments to the Desjardins Credit Facility, the Company and Desjardins had temporarily reduced the Company’s obligation to maintain an unencumbered cash balance (the “Minimum Cash Covenant”) from $5.0 million to the current requirement of $250,000 through August 14, 2024. Pursuant to the Amendment and Waiver, the Minimum Cash Covenant threshold of $250,000 will be extended through August 19, 2024, following which time it will be increased to $1,0 million until the earlier of the date of disbursement of an equity investment in the Company for a minimum gross proceeds amount of US$35.0 million (the “Short-Term Outside Date”) and November 15, 2024, and $5.0 million at all times after the earlier of the Short-Term Outside Date and November 15, 2024.

Any debt or equity securities to be offered and sold in the Bridge Financing transaction or in the Equity Financing transaction may not be registered under the Securities Act of 1933, as amended, or state securities laws and may not be offered or sold in the United States absent registration with the Securities and Exchange Commission or compliance with an applicable exemption from such registration requirements. This Report of Foreign Private Issuer on Form 6-K shall not constitute an offer to sell or the solicitation of an offer to buy any securities in the Bridge Financing transaction or the Equity Financing transaction, nor shall there be any sale of such securities in any jurisdiction in which such offer, solicitation or sale would be unlawful prior to the registration or qualification under the securities laws of any such jurisdiction.